Segment Information - Transition from adjusted EBITDA to reported EBITDA - Gains (losses) on disposal (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Gains (losses) on disposal of investments and activities	€ (5)	€ 59	€ 178
Fime [member]
Disclosure of operating segments [line items]
Gains (losses) on disposal of investments and activities		€ 49
Dailymotion [member]
Disclosure of operating segments [line items]
Gains (losses) on disposal of investments and activities			€ 170